Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax Expense [Abstract]
Current income tax expense
Overprovision for prior years	(539,607)
Income tax expense	$ (539,607)